Earnings per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per Share
Profit attributable to equity holders of SAP SE	€ 4,083	€ 4,008	€ 3,642
Issued ordinary shares	1,229	1,229	1,229
Effect of treasury shares	(35)	(31)	(30)
Weighted average shares outstanding, basic	1,194	1,197	1,198
Dilutive effect of share-based payments	0	1	1
Weighted average shares outstanding, diluted	1,194	1,198	1,199
Earnings per share, basic, attributable to equity holders of SAP SE (in Euro per share)	€ 3.42	€ 3.35	€ 3.04
Earnings per share, diluted, attributable to equity holders of SAP SE (in Euro per share)	€ 3.42	€ 3.35	€ 3.04